Derivative financial instruments - Notional Amounts and Carrying Amounts of Derivatives (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 2,542,099	$ 2,524,542
Hedging derivative financial instruments - assets	69,837	22,315
Derivative financial liabilities	62,506	141,705
Swap contract
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,234,500	639,600
Carrying amount of the hedging instruments, Asset	$ 1,217,400	$ 307,800
Trading Hedge
Disclosure of detailed information about financial instruments [line items]
Notional amount	536,716
Hedging derivative financial instruments - assets	$ 1,569
Derivative financial liabilities	$ 433
Trading Hedge | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	536,716
Carrying amount of the hedging instruments, Asset	$ 1,569
Hedging instrument, liabilities	$ 433
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,421,797	1,319,115
Carrying amount of the hedging instruments, Asset	$ 39,087	$ 10,805
Hedging instrument, liabilities	15,165	15,863
Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,217,765	1,132,827
Carrying amount of the hedging instruments, Asset	26,075	10,805
Hedging instrument, liabilities	5,435	2,667
Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	204,032	186,288
Carrying amount of the hedging instruments, Asset	13,012	0
Hedging instrument, liabilities	$ 9,730	$ 13,196
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,120,302	1,205,427
Carrying amount of the hedging instruments, Asset	$ 30,750	$ 11,510
Hedging instrument, liabilities	47,341	125,842
Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,113,263	1,205,427
Carrying amount of the hedging instruments, Asset	30,750	11,510
Hedging instrument, liabilities	47,297	$ 125,842
Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,039
Carrying amount of the hedging instruments, Asset	0
Hedging instrument, liabilities	$ 44